Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 5,246	¥ 10,474	¥ 19,032	¥ 24,972
Life insurance costs	(68,721)	(63,942)	(125,734)	(131,715)
Life insurance premiums and related investment income	97,745	87,556	180,604	181,210
Finance revenues	60,793	55,983	117,352	113,346
Write-downs of securities and other	(708)	(243)	(708)	(423)
Income tax (expense) or benefit	(33,404)	(38,541)	(64,326)	(83,211)
Net Income	76,587	78,460	156,619	169,401
Other (income) and expense, net	1,566	1,791	503	1,464
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividends	598	6,131	3,123	11,272
Finance revenues	(292)	(199)	(654)	(109)
Write-downs of securities and other	(557)		(557)	(129)
Total before income tax	186	6,457	3,343	14,261
Income tax (expense) or benefit	(72)	(2,133)	(849)	(4,594)
Net Income	114	4,324	2,494	9,667
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	486	660	1,545	3,502
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(49)	(135)	(114)	(275)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	270	249	538	497
Amortization of net actuarial loss	(230)	(224)	(461)	(447)
Amortization of transition obligation	(1)	(13)	(2)	(25)
Total before income tax	39	12	75	25
Income tax (expense) or benefit	(11)	(2)	(21)	(5)
Net Income	28	10	54	20
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(2)		(2)	156
Total before income tax	(2)		(2)	156
Income tax (expense) or benefit	1		1	1,019
Net Income	(1)		(1)	1,175
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	72	90	(947)	964
Income tax (expense) or benefit	(25)	(17)	218	(235)
Net Income	47	73	(729)	729
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense	10	2	137	118
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) and expense, net	(13)		10	(2)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense/Other (income) and expense, net	75	¥ 88	(1,094)	¥ 848
Reclassification out of Accumulated Other Comprehensive Income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	9		17
Total before income tax	9		17
Income tax (expense) or benefit	(2)		(5)
Net Income	¥ 7		¥ 12